Financial Assets and Liabilities - Financial assets measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	$ 471,482
Fair Value	510,638
Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	58,932	$ 0
Short-term Investments
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	448,212	327,640
Fair Value	448,706	326,794
Short-term Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	101,563	52,809
Fair Value	101,759	52,700
Short-term Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	26,936	22,097
Fair Value	26,966	22,015
Short-term Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	24,126	58,824
Fair Value	24,126	58,824
Short-term Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	94,035	35,372
Fair Value	94,035	35,372
Short-term Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	201,552	158,538
Fair Value	201,820	157,883
Level 3 | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Fair Value	214,597	99,932	$ 0
At fair value
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	1,419,378	1,177,460
Total liabilities measured at fair value	855,079	207,970
At fair value | Notes Embedded Exchange Derivative
Disclosure of fair value measurement of assets [line items]
Fair Value	1,697,200	1,033,030
At fair value | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	3,879	5,213
At fair value | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	74	204
At fair value | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	851,126
At fair value | Exchangeable feature of Notes | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value		202,553
At fair value | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	593,696	693,596
At fair value | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	6,996	18,968
At fair value | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	8,084	7,989
At fair value | Cash and cash equivalents | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	9,844
At fair value | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	67,327	29,118
At fair value | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	7,560	1,000
At fair value | Short-term Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	101,759	52,700
At fair value | Short-term Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	26,966	22,015
At fair value | Short-term Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	20,466	55,164
At fair value | Short-term Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	94,035	35,372
At fair value | Short-term Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	201,820	157,883
At fair value | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	559	60
At fair value | Derivatives | Current derivative | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	214,597
At fair value | Derivatives | Non-current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	77	3
At fair value | Derivatives | Non-current derivative | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		99,932
At fair value | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,660	3,660
At fair value | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	58,932
At fair value | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,000
At fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	652,628	693,596
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Notes Embedded Exchange Derivative
Disclosure of fair value measurement of assets [line items]
Fair Value	0	0
At fair value | Level 1 | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0
At fair value | Level 1 | Exchangeable feature of Notes | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value		0
At fair value | Level 1 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	593,696	693,596
At fair value | Level 1 | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Cash and cash equivalents | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 1 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Short-term Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Short-term Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Short-term Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Short-term Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Short-term Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Derivatives | Current derivative | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 1 | Derivatives | Non-current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Derivatives | Non-current derivative | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	58,932
At fair value | Level 1 | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	549,153	383,932
Total liabilities measured at fair value	3,953	5,417
At fair value | Level 2 | Notes Embedded Exchange Derivative
Disclosure of fair value measurement of assets [line items]
Fair Value	1,697,200	1,033,030
At fair value | Level 2 | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	3,879	5,213
At fair value | Level 2 | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	74	204
At fair value | Level 2 | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0
At fair value | Level 2 | Exchangeable feature of Notes | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value		0
At fair value | Level 2 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 2 | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	6,996	18,968
At fair value | Level 2 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	8,084	7,989
At fair value | Level 2 | Cash and cash equivalents | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	9,844
At fair value | Level 2 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	67,327	29,118
At fair value | Level 2 | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	7,560	1,000
At fair value | Level 2 | Short-term Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	101,759	52,700
At fair value | Level 2 | Short-term Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	26,966	22,015
At fair value | Level 2 | Short-term Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	20,466	55,164
At fair value | Level 2 | Short-term Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	94,035	35,372
At fair value | Level 2 | Short-term Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	201,820	157,883
At fair value | Level 2 | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	559	60
At fair value | Level 2 | Derivatives | Current derivative | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 2 | Derivatives | Non-current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	77	3
At fair value | Level 2 | Derivatives | Non-current derivative | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 2 | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,660	3,660
At fair value | Level 2 | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 2 | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	217,597	99,932
Total liabilities measured at fair value	851,126	202,553
At fair value | Level 3 | Notes Embedded Exchange Derivative
Disclosure of fair value measurement of assets [line items]
Fair Value	0	0
At fair value | Level 3 | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 3 | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 3 | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	851,126
At fair value | Level 3 | Exchangeable feature of Notes | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value		202,553
At fair value | Level 3 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Cash and cash equivalents | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 3 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Short-term Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Short-term Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Short-term Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Short-term Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Short-term Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Derivatives | Current derivative | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	214,597
At fair value | Level 3 | Derivatives | Non-current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Derivatives | Non-current derivative | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		99,932
At fair value | Level 3 | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	$ 0
At fair value | Level 3 | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 3 | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	$ 3,000